Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

Note 3 - Significant Accounting Policies

The accounting policies and calculation methods applied in the preparation of the interim financial statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2018 and for the year then ended, except for the adoption of IFRS No. 16, “Leases” (IFRS 16).

A.	Adjustments recognized on adoption of IFRS 16

The Company has adopted IFRS 16 retrospectively from January 1, 2019, but has not restated comparatives for the 2018 reporting period, as permitted under the specific transitional provisions in the standard.

On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as “operating leases” under the principles of IAS 17, “Leases.” These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The remeasurements to the lease liabilities were recognized as adjustments to the related right-of-use assets immediately after the date of initial application. The associated right-of-use assets for property leases were measured on a retrospective basis as if the new rules had always been applied. Other right-of use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet as of December 31, 2018.

The lessee’s weighted average incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 5.5%.

	January 1,	June 30,
	2019	2019
	U.S. dollars in thousands
Composition of right-of-use assets by type:
Property	3,310	3,059
Vehicles	156	156
Total right-of-use asset	3,466	3,215

Composition of lease liabilities recognized as of January 1, 2019:
Current lease liabilities	484	604
Non-current lease liabilities	3,008	3,004
	3,492	3,608

The following table sets forth a maturity analysis of the Company’s lease liabilities as of June 30, 2019:

(U.S. dollars in thousands)	June 30, 2019
2019 (excluding the six months ended June 30, 2019)	309
2020	629
2021	563
After 2022	3,319
Total undiscounted cash flows	4,820

The lease liabilities as of January 1, 2019 reconciliation to the operating lease commitments as of December 31, 2018 are as follows:

U.S. dollars in thousands
Operating lease commitments as of December 31, 2018 discounted by the incremental borrowing rate as of January 1, 2019	1,659

Addition - Adjustments due to different treatment of extension options	1,833

Lease liabilities as of January 1, 2019	3,492

B.	Practical expedients applied on adoption of IFRS 16

In applying IFRS 16 for the first time, the Company has used the following practical expedients permitted by the standard:

●	Use of a single discount rate to a portfolio of leases with reasonably similar characteristics;

●	Reliance on previous assessments on whether leases are onerous;

●	Accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019, as short-term leases; in such cases a lessee recognizes the lease payments in profit or loss on a straight-line basis over the lease term.

●	Exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application;

●	Use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

C.	Other information relating to IFRS 16

As of June 30, 2019, the weighted average remaining lease term on the Company’s existing leases was 8.7 years for its property lease and 1.9 years for motor vehicle leases. Lease expense (substantially all of which is non-cash) for the six months ended June 30, 2019 amounted to $0.1 million. Cash paid for amounts included in the measurement of the operating lease liabilities for the six months ended June 30, 2019 was $0.2 million.